Restructuring And Impairment Charges (Tables)	12 Months Ended
Mar. 31, 2012
Restructuring And Impairment Charges

	Millions of Yen			Thousands of U.S. dollars
	2010	2011	2012	2012
Impairment charges of long-lived assets	¥480	—	—	—
Impairment charge of identifiable intangible assets	451	—	—	—
Expenses related to closure of facilities	1,408	—	—	—

Total	¥2,339	—	—	—

Liability Activity Of Contract Terminations Related To Closure Of Facilities

	Millions of Yen		Thousands of U.S. dollars
	2011	2012	2012
Balance at beginning of year	¥37	—	—
Additional costs incurred	—	—	—
Cash disbursements	¥(37)	—	—

Balance at end of year	—	—	—